General	9 Months Ended
Mar. 31, 2016
General:
General

2.	General

Rocky Mountain High Brands, Inc. (RMHB or the Company) is a publicly-traded company that has developed a lineup of “hemp-infused” beverages, wine-based products, and beer and liquor products (the wine, beer and liquor products have been formulated, but are not ready for market.) RMHB is also developing a lineup of products containing Cannabinoids (CBD).

On October 23, 2015, the Company changed its name from Totally Hemp Crazy, Inc. to Rocky Mountain High Brands, Inc. Rocky Mountain High Common Shares, trade on OTC Markets Pink Sheets under the ticker: RMHB.